Operating Lease (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Lease (Details)
Operating lease payments, monthly	$ 4,000		$ 4,000
Lease expenses	$ 42,000	$ 42,000	$ 56,000	$ 52,000
Remaining operating lease term			3 years 29 days
Operating lease description	payments increasing 3% each year, and ending on January 31, 2024.